SCHEDULE OF FINANCIAL LIABILITIES (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade payables (Note 8)	$ 322,235	$ 157,705
Long term loan and unpaid interest (Note 11)	40,769	85,107	$ 135,971
Financial liabilities	363,004	242,812
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade payables (Note 8)	322,235	157,705
Long term loan and unpaid interest (Note 11)	40,769	46,680
Financial liabilities	363,004	204,385
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Trade payables (Note 8)
Long term loan and unpaid interest (Note 11)		38,427
Financial liabilities		38,427
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Trade payables (Note 8)
Long term loan and unpaid interest (Note 11)
Financial liabilities
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Trade payables (Note 8)
Long term loan and unpaid interest (Note 11)
Financial liabilities
Later than five years [member]
IfrsStatementLineItems [Line Items]
Trade payables (Note 8)
Long term loan and unpaid interest (Note 11)
Financial liabilities